May 5, 2021 Via EDGAR
ATTORNEYS AT LAW
777 EAST WISCONSIN AVENUE
MILWAUKEE, WISCONSIN  53202-5306
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foley.com

WRITER’S DIRECT LINE
414.297.5596
pfetzer@foley.com Email

CLIENT/MATTER NUMBER
072603-0102

Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549
Re:	FMI Funds, Inc. File Nos. 333-12745 and 811-07831
Ladies and Gentlemen:
On behalf of FMI Funds, Inc. (the “Company”), we are transmitting for filing pursuant to Rules 472 and 485 under the Securities Act of 1933, as amended, Post-Effective Amendment No. 47 to Form N-1A Registration Statement, including exhibits.
The Company has designated on the facing sheet of Post-Effective Amendment No. 47 that such Post-Effective Amendment become effective 75 days after filing, pursuant to Rule 485(a).  The Company is filing Post-Effective Amendment No. 47 pursuant to Rule 485(a) because the Company is establishing one new series, the FMI Large Cap ETF.
The Company will file a post-effective amendment pursuant to Rule 485(b) prior to this amendment going effective, which filing will, among other things, include the opinion of the Company’s counsel and respond to any comments that the staff may have.
Please call the undersigned at (414) 297-5596 should you have any questions regarding this filing.
Very truly yours,

/s/ Peter D. Fetzer

Peter D. Fetzer

AUSTIN BOSTON CHICAGO DALLAS DENVER	DETROIT HOUSTON JACKSONVILLE LOS ANGELES MADISON	MEXICO CITY MIAMI MILWAUKEE NEW YORK ORLANDO	SACRAMENTO SAN DIEGO SAN FRANCISCO SILICON VALLEY TALLAHASSEE	TAMPA WASHINGTON, D.C. BRUSSELS TOKYO